21. Provision for contingencies (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfProvisionForContingenciesLineItems [Line Items]
Non-accrued contingencies liabilities	R$ 12,292	R$ 11,778
PIS/COFINS
DisclosureOfProvisionForContingenciesLineItems [Line Items]
Provision for contingencies	234	184
Non-accrued contingencies liabilities	2,430	2,124
Tax claims
DisclosureOfProvisionForContingenciesLineItems [Line Items]
Accrued Supplementary Law 110/2001 costs	89	72
Contingent tax liabilities of business combination Via Varejo	92	90
Accrued ICMS Provision	92	142
Accrued ICMS over tax substitution	221	167
Social security and labor
DisclosureOfProvisionForContingenciesLineItems [Line Items]
Provision for contingencies	991	1,284
Civil and other
DisclosureOfProvisionForContingenciesLineItems [Line Items]
Accrued lawsuit provision	244	314
ICMS
DisclosureOfProvisionForContingenciesLineItems [Line Items]
Non-accrued contingencies liabilities	7,357	7,246
INSS
DisclosureOfProvisionForContingenciesLineItems [Line Items]
Non-accrued contingencies liabilities	453	474
IRPJ
DisclosureOfProvisionForContingenciesLineItems [Line Items]
Non-accrued contingencies liabilities	1,177	964
Municipal tax
DisclosureOfProvisionForContingenciesLineItems [Line Items]
Non-accrued contingencies liabilities	290	281
Other tax claims
DisclosureOfProvisionForContingenciesLineItems [Line Items]
Non-accrued contingencies liabilities	R$ 585	R$ 689